MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES
Schedule of fair value of marketable securities

On March 25, 2021 and April 15, 2021, Skeena purchased 121,500 and 5,547,142 common shares of QuestEx Gold & Copper Ltd. (“QuestEx” or “QEX”), respectively, for a total cost of $3,415,000.

	Number of shares		Cost	Fair value		Total
	SKP	QEX	SKP + QEX	SKP	QEX
Balance, December 31, 2019	5,473,000	—	$848	$246	—	$246
Acquired	15,000,000	—	750	750	—	750
Disposed	(9,811,000)	—	(766)	(2,087)	—	(2,087)
Realized gain	—	—	—	1,321	—	1,321
Unrealized gain	—	—	—	2,755	—	2,755
Balance, December 31, 2020	10,662,000	—	$832	$2,985	—	$2,985

	Number of shares		Cost	Fair value		Total
	SKP	QEX	SKP + QEX	SKP	QEX
Balance, December 31, 2020	10,662,000	—	$832	$2,985	—	$2,985
Acquired	—	5,668,642	3,415	—	3,415	3,415
Disposed	(4,661,000)	—	(364)	(1,256)	—	(1,256)
Realized gain	—	—	—	892	—	892
Unrealized gain (loss)	—	—	—	(1,781)	837	(944)
Balance, December 31, 2021	6,001,000	5,668,642	$3,883	$840	4,252	$5,092